Analysis of changes in shareholders' equity related to components of the other comprehensive income - EUR (€) € in Millions	Accumulated other comprehensive income [member]	Accumulated other comprehensive income attributable to owners of parent [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets attributable to owners of parent [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments attributable to owners of parent [member]	Reserve of exchange differences on translation attributable to owners of parent [member]	Reserve of actuarial gains and losses attributable to owners of parent [member]	Miscellaneous other accumulated other comprehensive income attributable to owners of parent [member]	Accumulated other comprehensive income associates and joint ventures attributable to owners of parent [member]	Accumulated other comprehensive income, non-controlling interests [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets, non-controlling interests [member]	Reserve of gains and losses on hedging instruments that hedge investments in equity instruments, non-controlling interests [member]	Reserve of exchange differences on translation, non-controlling interests [member]	Reserve of actuarial gains and losses, non-controlling interests [member]	Miscellaneous other accumulated other comprehensive income, non-controlling interests [member]	Total
Equity at beginning of period at Dec. 31, 2014	€ 658	€ 410	€ 21	€ (487)	€ 1,152	€ (516)	€ 312	€ (72)	€ 248		€ (1)	€ 272	€ (30)	€ 7	€ 31,701
Variation	479	452	15	539	60	36	(196)	(2)	27		(1)	17	17	(6)	3,437
Equity at end of period at Dec. 31, 2015	1,137	862	36	52	1,212	(480)	116	(74)	275		(2)	289	(13)	1	33,267
Variation	(1,282)	(1,266)	(2)	(301)	(1,049)	(77)	120	43	(16)	€ (2)	2	(14)	(3)	1	1,981
Equity at end of period at Dec. 31, 2016	(145)	(404)	34	(249)	163	(557)	236	(31)	259	(2)		275	(16)	2	33,174
Variation	(118)	(71)	22	53	(135)	16	(18)	(9)	(47)	1	(4)	(45)		1	2,025
Equity at end of period at Dec. 31, 2017	€ (263)	€ (475)	€ 56	€ (196)	€ 28	€ (541)	€ 218	€ (40)	€ 212	€ (1)	€ (4)	€ 230	€ (16)	€ 3	€ 32,942